Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note 10. Related Party Transactions
Self Administration Transaction
On June 28, 2019, we, our Operating Partnership and SmartStop TRS entered into a series of transactions, agreements, and amendments to our existing agreements and arrangements with our then-sponsor, SAM, and SmartStop OP Holdings, LLC (“SS OP Holdings”), a subsidiary of SAM, pursuant to which, effective June 28, 2019, we acquired the self storage advisory, asset management and property management businesses and certain joint venture interests of SAM, along with certain other assets of SAM (collectively, the “Self Administration Transaction”).
As a result of the Self Administration Transaction, SAM is no longer our sponsor, and we became self-managed and succeeded to the advisory, asset management and property management businesses and certain joint ventures previously in place for us, SST IV (until the SST IV Merger Date), and SSGT II (until the SSGT II Merger Date), and we acquired the internal capability to originate, structure and manage additional future self storage investment products which would be sponsored by SmartStop REIT Advisors, LLC (“SRA”), our indirect subsidiary. The transfer agent agreement described below was not impacted by the Self Administration Transaction.
Our Chief Executive Officer, who is also the Chairman of our board of directors, holds ownership interests in and is an officer of SAM, and other affiliated entities. Our Chief Executive Officer also previously indirectly held an ownership interest in our former dealer manager. Previously, certain of our executive officers and another member of our board of directors held ownership interests in and/or were officers of SAM, and other affiliated entities. Accordingly, any agreements or transactions we have entered into with such entities may present a conflict of interest. None of SAM and its affiliates or our directors or executive officers receive any compensation, fees or reimbursements from our Managed REITs, other than with respect to fees and reimbursements in accordance with the Administrative Services Agreement and the transfer agent agreement, or as otherwise described in this section.

Former Dealer Manager Agreement
In connection with our Primary Offering, our Former Dealer Manager received a sales commission of up to 7.0% of gross proceeds from sales of Class A Shares and up to 2.0% of gross proceeds from the sales of Class T Shares in the Primary Offering and a dealer manager fee of up to 3.0% of gross proceeds from sales of both Class A Shares and Class T Shares in the Primary Offering under the terms of the Former Dealer Manager Agreement. In addition, our Former Dealer Manager received an ongoing stockholder servicing fee as discussed in Note 2 – Summary of Significant Accounting Policies – Organization and Offering Costs.
Transfer Agent Agreement
SAM owns 100% of the membership interests of Strategic Transfer Agent Services, LLC, our transfer agent (“Transfer Agent”), which is a registered transfer agent with the SEC. Pursuant to our transfer agent agreement, our Transfer Agent provides transfer agent and registrar services to us. These services are substantially similar to what a third party transfer agent would provide in the ordinary course of performing its functions as a transfer agent, including, but not limited to: providing customer service to our stockholders, processing the distributions and any servicing fees with respect to our shares and issuing regular reports to our stockholder. Our Transfer Agent may retain and supervise third party vendors in its efforts to administer certain services. We believe that our Transfer Agent, through its knowledge and understanding of the direct participation program industry which includes non-traded
REITs, is particularly suited to provide us with transfer agent and registrar services. Our Transfer Agent also conducts transfer agent and registrar services for our Managed REITs and other affiliates.
Fees paid to our Transfer Agent include a fixed quarterly fee, one-time
account setup fees, monthly open account fees and fees for investor inquiries. In addition, we will reimburse our Transfer Agent for all reasonable expenses or other changes incurred by it in connection with the provision of its services to us, and we will pay our Transfer Agent fees for any additional services we may request from time to time, in accordance with its rates then in effect. Upon the request of our Transfer Agent, we may also advance payment for substantial reasonable out-of-pocket
expenditures to be incurred by it.
The initial term of the transfer agent agreement was
three
years, which term is automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days’ prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.

Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the year ended December 31, 2022 and the nine months ended September 30, 2023, as well as any related amounts payable as of December 31, 2022 and September 30, 2023.

	Year Ended December 31, 2022			Nine Months Ended September 30, 2023
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Transfer Agent fees	$1,242,655	$1,260,896	$68,751	$1,101,892	$1,086,642	$84,001
Additional paid-in capital
Transfer Agent expenses	100,000	100,000	—	—	—	—
Stockholder servicing fee	53,660	209,980	—	—	—	—
Other
Other	—	—	340,979	—	—	340,979

Total	$1,396,315	$1,570,876	$409,730	$1,101,892	$1,086,642	$424,980

Acquisition of Self Storage Platform from SAM and Other Transactions
As a result of the Self Administration Transaction, we acquired the self storage sponsorship platform of SAM. Accordingly, the advisor and property manager entities of SST IV and SSGT II became our indirect subsidiaries, and we became entitled to receive various fees and expense reimbursements under the terms of the SST IV and SSGT II advisory and property management agreements as described below. In addition, we now also own the advisor and property manager entities of SST VI and SSGT III and are entitled to receive various fees and expense reimbursements under the terms of the SST VI and SSGT III advisory and property management agreements as described below.
Advisory Agreement Fees
Our indirect subsidiaries, SS Growth Advisor II, LLC, the advisor to SSGT II (the “SSGT II Advisor”), the SST VI Advisor, and the SSGT III Advisor are or were entitled to receive various fees and expense reimbursements under the terms of the SSGT II, SST VI, and SSGT III advisory agreements.
SSGT II Advisory Agreement
The SSGT II Advisor provided acquisition and advisory services to SSGT II pursuant to an advisory agreement (the “SSGT II Advisory Agreement”) with SSGT II up until the SSGT II Merger on June 1, 2022.
The SSGT II Advisor received a monthly asset management fee equal to 0.1042%, which is one-twelfth
of
1.25
%, of SSGT II’s aggregate asset value, as defined. The SSGT II Advisor was potentially entitled to various subordinated distributions under SSGT II’s operating partnership agreement pursuant to the special limited partnership interest and its cash flow participation distribution rights.
Effective June 1, 2022, in connection with the SSGT II Merger, the SSGT II Advisory Agreement was terminated and pursuant to the SSGT II operating partnership agreement, a subordinated distribution of approximately $16.1 million was otherwise due. As a result, we recorded a gain of approximately $16.1 million related to our special limited partnership interest and recorded this within gain on preexisting equity interests upon acquisition of control in our consolidated statements of operations. As a result of our acquisition of SSGT II and terminating the SSGT II Advisory Agreement, we recorded a write-off
of approximately $1.4 million related to the carrying value of the SSGT II Advisory Agreement contract.
As a result of the Self Administration Transaction, we recorded a deferred tax liability, which was the result of the difference between the GAAP carrying value of the SSGT II Advisory Agreement and its carrying value for tax purposes. As we reduced the GAAP carrying value of such intangible asset, as noted above, we adjusted the corresponding value of our related deferred tax liability by approximately $0.3 million on June 1, 2022, and recorded such benefit to the income tax (expense) benefit line-item in our consolidated statements of operations.
SST VI Advisory Agreement
The SST VI Advisor provides acquisition and advisory services to SST VI pursuant to an advisory agreement (the “SST VI Advisory Agreement”). In connection with the SST VI private placement offering, SST VI was required to reimburse the SST VI Advisor for organization and offering costs from the SST VI private offering pursuant to the SST VI private offering advisory agreement.
Pursuant to the SST VI Advisory Agreement, the SST VI Advisor receives acquisition fees equal to 1.00% of the contract purchase price of each property SST VI acquires plus reimbursement of any acquisition expenses that SST VI Advisor incurs. The SST VI Advisor also receives a monthly asset management fee equal to 0.0625%, which is one-twelfth
of 0.75%, of SST VI’s aggregate asset value, as defined.
A subsidiary of our Operating Partnership may also be potentially entitled to a subordinated distribution through its ownership of a special limited partnership in SST VI’s operating partnership agreement if SST VI (1) lists its shares of common stock on a national exchange, (2) terminates the SST VI Advisory Agreement, (3) liquidates its portfolio, or (4) merges with another entity or enters into an Extraordinary Transaction, as defined in the SST VI operating partnership agreement.
The SST VI Advisory Agreement provides for reimbursement of the SST VI Advisor’s direct and indirect costs of providing administrative and management services to SST VI. Beginning four fiscal quarters after commencement of SST VI’s public offering, which was declared effective March 17, 2022, the SST VI Advisor will be required to pay or reimburse SST VI the amount by which SST VI’s aggregate annual operating expenses, as defined, exceed the greater of 2% of SST VI’s average invested assets or 25% of SST VI’s net income, as defined, unless a majority of SST VI’s independent directors determine that such excess expenses were justified based on unusual and non-recurring
factors.
On March 1, 2022, Pacific Oak Holding Group, LLC, became a 10%
non-voting
member of the SST VI Advisor. Pacific Oak Capital Markets, LLC (a subsidiary of Pacific Oak Holding Group, LLC) is SST VI’s dealer manager, and as such, is responsible for the marketing of SST VI shares being offered pursuant to SST VI’s private offering, and subsequent to March 17, 2022, SST VI’s public offering. On October 25, 2022, we, through one of our subsidiaries also agreed to pay SST VI’s dealer manager an amount equal to 1.5% of the gross offering proceeds from the sale of Class W shares sold in their public offering. As such, for the nine months ended September 30, 2023 and 2022, we had incurred approximately $57,000 and none, respectively, to SST VI’s dealer manager associated with the Class W Shares in their public offering.

Additionally, in connection with the commencement of SST VI’s public offering, the SST VI Advisor or its affiliates agreed that it will fund on behalf of SST VI, an amount equal to 1% of the gross offering proceeds from the sale of Class W shares sold in their initial public offering, which amount shall be used by SST VI towards the payment of its offering expenses. For the nine months ended September 30, 2023 and 2022, the SST VI Advisor or its affiliates had incurred such reimbursable costs in the amount of approximately $31,000 and $15,000, respectively.
Sponsor Funding Agreement
On November 1, 2023, SmartStop REIT Advisors, LLC (“SRA”), a subsidiary of SmartStop OP entered into a sponsor funding agreement with SST VI and SST VI OP, in connection with certain changes to the public offering of SST VI (see Note 14 – Subsequent Events for additional information).
SSGT III Advisory Agreement
The SSGT III Advisor provides acquisition and advisory services to SSGT III pursuant to an advisory agreement (the “SSGT III Advisory Agreement”). In connection with the SSGT III private placement offering, which became effective on May 18, 2022, SSGT III is required to reimburse the SSGT III Advisor for organization and offering costs from the SSGT III private offering pursuant to the SSGT III Advisory Agreement.
Pursuant to the SSGT III Advisory Agreement, the SSGT III Advisor will receive acquisition fees equal to 1.00% of the contract purchase price of each property SSGT III acquires plus reimbursement of acquisition expenses that SSGT III Advisor incurs, provided, however, that no reimbursement shall be made for costs of personnel to the extent that such personnel perform services in transactions for which the Advisor receives the Acquisition Fee. The SSGT III Advisor also receives a monthly asset management fee equal to 0.0625%, which is one-twelfth
of 0.75%, of SSGT III’s aggregate asset value, as defined. The SSGT III Advisor is also entitled to receive a disposition fee equal to 1.5% of the contract sale price for any properties sold inclusive of any real estate commissions paid to third party real estate brokers. Through a separate agreement, Pacific Oak Holding Group, LLC, the parent company of Pacific Oak Capital Markets, LLC, the dealer manager for the SSGT III private offering, is entitled to receive 10% of the acquisition fees, asset management fees and disposition fees SSGT III Advisor earns pursuant to the SSGT III Advisory Agreement.
A subsidiary of our Operating Partnership may also be potentially entitled to various subordinated distributions through its ownership of a special limited partnership in SSGT III’s operating partnership agreement if SSGT III (1) lists its shares of common stock on a national exchange, (2) terminates the SSGT III Advisory Agreement, (3) liquidates its portfolio, or (4) merges with another entity or enters into an Extraordinary Transaction, as defined in the SSGT III operating partnership agreement.
The SSGT III Advisory Agreement provides for reimbursement of the SSGT III Advisor’s direct and indirect costs of providing administrative and management services to SSGT III.
Managed REIT Property Management Agreements
Our indirect subsidiaries, SS Growth Property Management II, LLC, Strategic Storage Property Management VI, LLC, and SS Growth Property Management III, LLC, (collectively the “Managed REITs
Property Managers”), are entitled to receive fees for their services in managing the properties owned by the Managed REITs pursuant to property management agreements entered into between the owner of the property and the applicable Managed REIT’s Property Manager.
The Managed REITs’ Property Managers will receive a property management fee equal to 6% of the gross revenues from the properties, generally subject to a monthly minimum of $3,000 per property, plus reimbursement of the costs of managing the properties, and a one-time
fee of $3,750 for each property acquired that would be managed by the Managed REITs’ Property Managers. Reimbursable costs and expenses include wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties. Pursuant to the property management agreements, we through our Operating Partnership employ the on-site
staff for the Managed REITs’ properties.
The SST VI, and SSGT III property managers are or were entitled to a construction management fee equal to 5% of the cost of a related construction or capital improvement work project in excess of $10,000.
Effective June 1, 2022, in connection with the SSGT II Merger, the SSGT II property management contracts were terminated. As a result of us acquiring SSGT II and terminating such contracts, we recorded a write-off
of approximately $0.6 million related to the carrying value of the SSGT II property management contracts.
In connection with the Self Administration Transaction, we previously recorded a deferred tax liability, which was the result of the difference between the GAAP carrying value of the SSGT II property management contract and the carrying value for tax purposes. As we reduced the GAAP carrying value of such intangible asset, we adjusted the value of our deferred tax liability on a pro-rata
basis, reducing the deferred tax liability by approximately $0.2 million during the nine months ended September 30, 2022 related to the SSGT II Merger and the related aforementioned write-offs, and recorded such benefits within the income tax (expense) benefit line-item in our consolidated statements of operations.

Summary of Fees and Revenue Related to the Managed REITs
Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the three and nine months ended September 30, 2023 and 2022:

	Three Months Ended September 30,		Nine Months Ended September 30,
Managed REIT Platform Revenues	2023	2022	2023	2022
Asset Management:
SSGT II (1)	$—	$—	$—	$798,395
SST VI	1,062,242	401,078	2,378,167	875,618
SSGT III	295,529	50,142	689,526	50,142

	1,357,771	451,220	3,067,693	1,724,155
Property Management:
SSGT II (1)	—	—	—	407,706
SST VI	346,259	157,282	857,452	359,989
SSGT III	105,209	17,952	235,704	17,952
JV Properties	190,052	155,531	540,348	233,965

	641,520	330,765	1,633,504	1,019,612
Tenant Protection Program:
SSGT II (1)	—	—	—	250,156
SST VI	262,507	121,807	575,060	267,560
SSGT III	62,725	3,622	112,379	3,622
JV Properties	72,123	73,696	195,632	114,101

	397,355	199,125	883,071	635,439
Acquisition Fees:
SST VI	—	519,755	2,465,017	1,581,280
SSGT III	—	456,000	642,000	456,000

	—	975,755	3,107,017	2,037,280
Other Managed REIT revenue (2)	121,207	98,359	423,808	460,968

Total Managed REIT Platform Revenue	$2,517,853	$2,055,224	$9,115,093	$5,877,454

(1)
On June 1, 2022, we acquired SSGT II and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SSGT II is now included in ancillary operating revenue in our consolidated statements of operations.

(2)	Such revenue primarily includes other property management related fees, construction management fees, development fees, and other miscellaneous revenues.
We offer tenant insurance or tenant protection programs to customers at our Managed REITs’ properties pursuant to which we, as the property manager and majority shareholder of the Tenant Protection Program joint ventures, are entitled to substantially all of the net revenue attributable to the sale of such tenant programs.
In order to protect our interest in receiving these revenues in light of the fact that the Managed REITs control the properties, we and the Managed REITs transferred our respective rights in such arrangements to a joint venture entity owned 99.9% by us through a TRS subsidiary and 0.1% by the Managed REIT. Under the terms of the operating agreements of the joint venture entities, we receive 99.9% of the net revenues generated from such Tenant Protection Programs and the Managed REIT receives the other 0.1% of such net revenues. Subsequent to the SSGT II Merger, the SSGT II Tenant Protection Program joint venture is wholly owned by us and such revenue is generated at our now wholly-owned self storage properties and is recorded within ancillary operating revenue in our consolidated statements of operations.
Reimbursable costs from Managed REITs includes reimbursement of SST IV (until the SST IV Merger Date), SSGT II (until the SSGT II Merger Date), SST VI and SSGT III’s Advisors’ direct and indirect costs of providing administrative and management services to the Managed REITs. Additionally, reimbursable costs includes reimbursement pursuant to the property management agreements for reimbursement of the costs of managing the Managed REITs’ properties, including wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties.
As of September 30, 2023 and December 31, 2022 we had receivables due from the Managed REITs totaling approximately $8.2 million and $2.0 million, respectively. Such amounts are included in investments in and advances to the Managed REITs line-item in our consolidated balance sheets. Such amounts included unpaid amounts relative to the above table, in addition to other direct routine expenditures of the Managed REITs that we directly funded.
Investments in and advances to SST VI OP
Equity Investments
On March 10, 2021, SmartStop OP made an investment of $5.0 million in SST VI OP, in exchange for common units of limited partnership interest in SST VI OP. Additionally, a subsidiary of SmartStop OP owns a special limited partnership interest (the “SST VI SLP”) in SST VI OP.
For the three and nine months ended September 30, 2023 we recorded a loss related to our equity interest, excluding our preferred investment discussed below, in SST VI OP of approximately $0.3 million and $0.7 million, respectively, and received distributions in the amount of approximately $86,000 and $256,000, respectively.
For the three and nine months ended September 30, 2022 we recorded a loss related to our equity interest in SST VI OP of approximately $0.2 million and $0.5 million, respectively, and received distributions in the amount of approximately $0.1 million and $0.3 million, respectively.
On January 30, 2023, a subsidiary of SmartStop made a preferred investment of 600,000 Series A Cumulative Redeemable Preferred units of limited partnership interest in SST VI OP for an aggregate of $15 million. Upon closing of the preferred investment, an investment fee equal to 1% of the investment amount was owed and paid by SST VI OP. SmartStop, through its subsidiary, received distributions, payable monthly in arrears, at a rate of 7.0% per annum from the date of issuance until the second anniversary of the date of issuance, 8.0% per annum commencing thereafter until the third anniversary of the date of issuance, 9.0% per annum commencing thereafter until the fourth anniversary of the date of issuance, and 10% per annum thereafter, payable monthly. On May 2, 2023, SST VI fully redeemed SmartStop’s preferred investment of 600,000 Series A Cumulative Redeemable Preferred units of limited partnership interest in SST VI OP, and repaid accrued distributions due as of the date of redemption for a total amount of approximately $15.1 million.

Sponsor Funding Agreement
On November 1, 2023, SmartStop REIT Advisors, LLC (“SRA”), a subsidiary of SmartStop OP entered into a sponsor funding agreement with SST VI and SST VI OP, in connection with certain changes to the public offering of SST VI (see Note 14 – Subsequent Events for additional information).
Debt Investments
On December 30, 2021, in connection with SST VI’s acquisition of two self storage facilities, SmartStop OP entered into a mezzanine loan agreement with a wholly-owned subsidiary of SST VI OP for up to $45 million (the “SST VI Mezzanine Loan”). The SST VI Mezzanine Loan required a commitment fee equal to 1.0% of the amount drawn at closing of the SST VI Mezzanine Loan, and each subsequent draw. Interest on this loan accrued at LIBOR plus 3.0%.
The SST VI Mezzanine Loan was amended on December 20, 2022, such amendment increased the principal borrowing amount from a maximum of $45 million to $55 million. Pursuant to this amendment, the interest rate on the SST VI Mezzanine Loan was converted to a variable rate equal to SOFR plus 3.0%. Additionally, in such amendment, SST VI exercised the existing extension option; payments on the SST VI Mezzanine Loan were interest only until the due date of December 30, 2023. As of December 31, 2022 the balance on the SST VI Mezzanine Loan was $35.0 million. On January 31, 2023, SST VI borrowed an additional $15.0 million on the SST VI Mezzanine Loan.
On May 2, 2023, SST VI fully repaid the outstanding principal, plus all applicable accrued interest due on the SST VI Mezzanine Loan as of such date for a total amount of approximately $51.7 million. On such date, the SST VI Mezzanine Loan agreement was terminated.
On June 13, 2023 SmartStop OP entered into a promissory note agreement with SST VI OP ( the “SST VI Note”), where SST VI OP borrowed $15.0 million. Interest on the loan accrues at SOFR plus 3.0%, and is due on December 31, 2023. The loan may be extended to December 31, 2024 at the borrower’s option. If such extension option is exercised, the interest rate on the loan increases to SOFR plus 4.0%, and a fee equal to 0.25% of the outstanding principal balance at such time is owed. The SST VI Note required a commitment fee equal to 1.0% of the aggregate principal amount of the loan. As of September 30, 2023, SST VI OP had $15.0 million borrowed and outstanding pursuant to the SST VI Note.

The following table summarizes the carrying value of our investments in and advances to SST VI as of September 30, 2023 and December 31, 2022:

Receivables:	As of September 30, 2023	As of December 31, 2022
Receivables and advances due	$6,681,025	$1,828,990
Debt:
SST VI Mezzanine Loan (1)	—	35,000,000
SST VI Note	15,000,000	—
Equity:
SST VI OP Units and SST VI SLP	2,241,986	3,221,410

Total investments in and advances	$23,923,011	$40,050,400

(1)	As of May 2, 2023, the SST VI Mezzanine Loan was terminated.
Investments in and advances to SSGT III OP
Equity Investments
On August 29, 2022, SmartStop OP made an investment of $5.0 million in SS Growth Operating Partnership III, L.P., the operating partnership of SSGT III (“SSGT III OP”), in exchange for common units of limited partnership interest in SSGT III OP. Additionally, a subsidiary of SmartStop OP owns a special limited partnership interest (the “SSGT III SLP”) in SSGT III OP.
For the three and nine months ended September 30, 2023, we recorded a loss related to our equity interest in SSGT III OP of approximately $0.2 million and $0.6 million, respectively, and received distributions in the amount of approximately $69,000 and $190,000, respectively.
For the three and nine months ended September 30, 2022, we recorded a loss related to our equity interest in SSGT III OP of approximately $0.1 million and $0.1 million, respectively, and received distributions in the amount of approximately $2,000 and $2,000, respectively.
Debt Investments
On August 9, 2022, in connection with SSGT III’s acquisition of two self storage facilities, SmartStop OP, L.P. entered into a mezzanine loan agreement with a wholly-owned subsidiary of SSGT III, for up to $50.0 million (the “SSGT III Mezzanine Loan”), of which $42.0 million was funded as an initial draw at the time of closing. The SSGT III Mezzanine Loan requires a commitment fee equal to 1.0% of the amount drawn at closing of the SSGT III Mezzanine Loan, and subsequent draws.
The SSGT III Mezzanine Loan was amended on December 20, 2022, such amendment increased the principal borrowing amount from up to $50 million to $77 million. Pursuant to this amendment, the interest rate on the SSGT III Mezzanine Loan became a variable rate equal to SOFR plus 3.0%. Payments on the SSGT III Mezzanine Loan are interest only with an initial maturity date of August 9, 2023. SSGT III may, in certain circumstances, extend the ultimate maturity date of the SSGT III Mezzanine Loan until August 9, 2024 upon written notice to us, in which event the interest rate of the SSGT III Mezzanine Loan will increase to
SOFR plus
4.0% per annum, pursuant to the December 20, 2022 amendment. The SSGT III Mezzanine Loan may be prepaid in whole or in part at any time without fees or penalty and, in certain circumstances, equity interests securing the SSGT III Mezzanine Loan may be released from the pledge of collateral. The SSGT III Mezzanine Loan is secured by a pledge of the equity interest in the indirect, wholly-owned subsidiaries of SSGT III, that owned six operating self storage facilities as of September 30, 2023. SSGT III OP, also serves as a non-recourse
guarantor. In August 2023, SSGT III exercised the extension option, such that the SSGT III Mezzanine Loan is due in full on August 9, 2024.
As of September 30, 2023 and December 31, 2022, a wholly-owned subsidiary of SSGT III OP had $5.0 million and $17.5 million, respectively, borrowed and outstanding pursuant to the SSGT III Mezzanine Loan.
The following table summarizes the carrying value of our investments in and advances to SSGT III OP as of September 30, 2023 and December 31, 2022:

Receivables:	As of September 30, 2023	As of December 31, 2022
Receivables and advances due	$1,523,558	$156,081
Debt:
SSGT III Mezzanine Loan (1)	5,000,000	17,500,000
Equity:
SSGT III OP Units and SSGT III SLP	3,885,160	4,664,687

Total investments in and advances	$10,408,718	$22,320,768

(1)	As of September 30, 2023 and December 31, 2022, $9.5 million and $17.5 million was available to be drawn on the SSGT III Mezzanine Loan. On October 18, 2023, SSGT III drew an additional $8.0 million.
Administrative Services Agreement
On June 28, 2019, we along with our Operating Partnership, SmartStop TRS and SmartStop Storage Advisors, LLC (collectively, the “Company Parties”) entered into an Administrative Services Agreement with SAM (the “Administrative Services Agreement”), which, as amended, requires that the Company Parties will be reimbursed for providing certain operational and administrative services to SAM which may include, without limitation, accounting and financial support, IT support, HR support, advisory services and operations support, administrative support and other miscellaneous reimbursements as set forth in the Administrative Services Agreement and SAM will be reimbursed for providing certain operational and administrative services to the Company Parties which may include, without limitation, due diligence support, marketing, fulfillment and offering support, events support, insurance support, and administrative and facilities support. SAM and the Company Parties will reimburse one another based on the actual costs of providing their respective services. Additionally, SAM paid the Company Parties an allocation of rent and overhead for the portion of the Ladera Office that it occupied until October 2022, at which time SAM relocated to a separate office. Such agreement had an initial term of three years, with automatic one-year
renewals, and is subject to certain adjustments as defined in the agreement.
For the three and nine months ended September 30, 2023, we incurred reimbursements payable to SAM under the Administrative Services Agreement of approximately $103,000 and $272,000, respectively, which were recorded in the Managed REIT Platform expenses line item in our consolidated statements of operations. For the three and nine months ended September 30, 2022, we incurred reimbursements payable to SAM under the Administrative Services Agreement of approximately $80,000 and approximately $200,000, respectively, which were recorded in the Managed REIT Platform expenses line item in our consolidated statements of operations.
We recorded reimbursements from SAM of approximately $36,000 and $536,000 during the three and nine months ended September 30, 2023, respectively, related to services provided to SAM, which were included in Managed REIT Platform revenue in our consolidated statements of operations. We recorded reimbursements from SAM of approximately $265,000 and $590,000 during the three and nine months ended September 30, 2022, respectively, related to services provided to SAM as well as reimbursements of rent and overhead for the portion of the Ladera Office occupied by SAM, which were included in Managed REIT Platform revenue in our consolidated statements of operations and other miscellaneous reimbursements.
As of September 30, 2023 and December 31, 2022, a payable of approximately $24,000, and a receivable of approximately $15,000, was due to and due from SAM, respectively, related to the Administrative Services Agreement, respectively.

Note 10. Related Party Transactions
Self Administration Transaction
On June 28, 2019, we, our Operating Partnership and SmartStop TRS entered into a series of transactions, agreements, and amendments to our existing agreements and arrangements with our then-sponsor, SAM, and SmartStop OP Holdings, LLC (“SS OP Holdings”), a subsidiary of SAM, pursuant to which, effective June 28, 2019, we acquired the self storage advisory, asset management and property management businesses and certain joint venture interests of SAM, along with certain other assets of SAM (collectively, the “Self Administration Transaction”). In relation to the Self Administration Transaction, SS OP Holdings received 3,283,302
Class A-2
limited partnership units of the Operating Partnership, See Note 12 – Commitment and Contingencies – Contingent Earnout for additional information.
As a result of the Self Administration Transaction, SAM is no longer our sponsor, and we became self-managed and succeeded to the advisory, asset management and property management businesses and certain joint ventures previously in place for us, SST IV (until the SST IV Merger Date), and SSGT II (until the SSGT II Merger Date), and we acquired the internal capability to originate, structure and manage additional future self storage investment products which would be sponsored by SmartStop REIT Advisors, LLC (“SRA”), our indirect subsidiary. The Former Dealer Manager Agreement and the transfer agent agreement described below were not impacted by the Self Administration Transaction.
Our Chief Executive Officer, who is also the Chairman of our board of directors, holds ownership interests in and is an officer of SAM, and other affiliated entities. Our Chief Executive Officer also previously indirectly held an ownership interest in our Former Dealer Manager. Previously, certain of our executive officers and another member of our board of directors held ownership interests in and/or were officers of SAM, and other affiliated entities. Accordingly, any agreements or transactions we have entered into with such entities may present a conflict of interest. None of SAM and its affiliates or our directors or executive officers receive any compensation, fees or reimbursements from our Managed REITs, other than with respect to fees and reimbursements in accordance with the Administrative Services Agreement and the transfer agent agreement, or as otherwise described in this section.
Former Dealer Manager Agreement
In connection with our Primary Offering, our Former Dealer Manager received a sales commission of up to 7.0% of gross proceeds from sales of Class A Shares and up to 2.0% of gross proceeds from the sales of Class T
Shares in the Primary Offering and a dealer manager fee of up to 3.0% of gross proceeds from sales of both Class A Shares and Class T Shares in the Primary Offering under the terms of the Former Dealer Manager Agreement. In addition, our Former Dealer Manager received an ongoing stockholder servicing fee as discussed in Note 2 – Summary of Significant Accounting Policies – Organization and Offering Costs.
Affiliated Former Dealer Manager
SAM previously indirectly held a 15%
non-voting
equity interest in our Former Dealer Manager. Affiliates of our Former Dealer Manager own limited partnership interests in our Operating Partnership.
Transfer Agent Agreement
SAM owns 100% of the membership interests of Strategic Transfer Agent Services, LLC, our transfer agent (“Transfer Agent”), which is a registered transfer agent with the SEC. Pursuant to our transfer agent agreement, our Transfer Agent provides transfer agent and registrar services to us. These services are substantially similar to what a third party transfer agent would provide in the ordinary course of performing its functions as a transfer agent, including, but not limited to: providing customer service to our stockholders, processing the distributions and any servicing fees with respect to our shares and issuing regular reports to our stockholder. Our Transfer Agent may retain and supervise third party vendors in its efforts to administer certain services. We believe that our Transfer Agent, through its knowledge and understanding of the direct participation program industry which includes non-traded
REITs, is particularly suited to provide us with transfer agent and registrar services. Our Transfer Agent also conducts transfer agent and registrar services for our Managed REITs and other affiliates.
Fees paid to our Transfer Agent include a fixed quarterly fee, one-time
account setup fees, monthly open account fees and fees for investor inquiries. In addition, we will reimburse our Transfer Agent for all reasonable expenses or other changes incurred by it in connection with the provision of its services to us, and we will pay our Transfer Agent fees for any additional services we may request from time to time, in accordance with its rates then in effect. Upon the request of our Transfer Agent, we may also advance payment for substantial reasonable out-of-pocket
expenditures to be incurred by it.
The initial term of the transfer agent agreement was three years, which term is automatically renewed for one year successive terms, but either party may terminate the transfer agent agreement upon 90 days’ prior written notice. In the event that we terminate the transfer agent agreement, other than for cause, we will pay our transfer agent all amounts that would have otherwise accrued during the remaining term of the transfer agent agreement; provided, however, that when calculating the remaining months in the term for such purposes, such term is deemed to be a 12 month period starting from the date of the most recent annual anniversary date.

Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the years ended December 31, 2022 and 2021, as well as any related amounts payable as of December 31, 2022 and 2021.

	Year Ended December 31, 2021			Year Ended December 31, 2022
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Transfer Agent	$967,341	$916,349	$86,992	$1,242,655	$1,260,896	$68,751
Additional paid-in capital fees
Transfer Agent expenses	150,000	150,000	—	100,000	100,000	—
Stockholder servicing fee (1)	161,545	636,654	156,320	53,660	209,980	—
Other
Other	1,155,887	814,908	340,979	—	—	340,979

Total	$2,434,773	$2,517,911	$584,291	$1,396,315	$1,570,876	$409,730

(1)
We paid our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365 th
of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. The amount incurred during the years ended December 31, 2021 and 2022 represents an adjustment to the estimated stockholder servicing fee recorded at the time of the sale of the Class T Shares, based on the cessation date of such stockholder servicing fee of March 31, 2022.

Acquisition of Self Storage Platform from SAM and Other Transactions
As a result of the Self Administration Transaction, we acquired the self storage sponsorship platform of SAM. Accordingly, the advisor and property manager entities of SST IV and SSGT II became our indirect subsidiaries, and we became entitled to receive various fees and expense reimbursements under the terms of the SST IV and SSGT II advisory and property management agreements as described below. In addition, we now also own the advisor and property manager entities of SST VI and SSGT III and are entitled to receive various fees and expense reimbursements under the terms of the SST VI and SSGT III advisory and property management agreements as described below.
Advisory Agreement Fees
Our indirect subsidiaries, Strategic Storage Advisor IV, LLC, the advisor to SST IV (the “SST IV Advisor”), SS Growth Advisor II, LLC, the advisor to SSGT II (the “SSGT II Advisor”), the SST VI Advisor, and the SSGT III Advisor are or were entitled to receive various fees and expense reimbursements under the terms of the SST IV, SSGT II, SST VI, and SSGT III advisory agreements.
SST IV Advisory Agreement
The SST IV Advisor provided acquisition and advisory services to SST IV pursuant to an advisory agreement (the “SST IV Advisory Agreement”) with SST IV up until the SST IV Merger on March 17, 2021.
Effective April 30, 2020, SST IV suspended its offering due to various factors, including the uncertainty relating to the ongoing
COVID-19
outbreak and its potential economic impact, the status of fundraising in the non-traded
REIT industry due to such uncertainty and the termination of its dealer manager agreement. SST IV’s public offering terminated on September 11, 2020.

The SST IV Advisor received a monthly asset management fee equal to 0.0833%, which is one-twelfth
of 1%, of SST IV’s aggregate asset value, as defined. The SST IV Advisor was potentially also entitled to various subordinated distributions under SST IV’s operating partnership agreement pursuant to the special limited partnership interest and its cash flow participation distribution rights if SST IV (1) listed its shares of common stock on a national exchange, (2) terminated the SST IV Advisory Agreement, (3) liquidated its portfolio, or (4) entered into an Extraordinary Transaction, as defined in the SST IV operating partnership agreement.
Effective March 17, 2021, in connection with the SST IV Merger, the SST IV Advisory Agreement was terminated and none of the aforementioned subordinated distributions or fees were paid. As a result of us acquiring SST IV and terminating such contracts, we recorded a write-off
of approximately $5.3 million related to the carrying value of the SST IV Advisory Agreement contract. Similarly, we recorded a write-off
of approximately $1.2 million related to our special limited partnership interest, which per the terms of the SST IV Merger Agreement, terminated without consideration.
As a result of the Self Administration Transaction, we recorded a deferred tax liability, which was the result of the difference between the GAAP carrying value of the SST IV Advisory Agreement and its carrying value for tax purposes. As we reduced the GAAP carrying value of such intangible asset, as noted above, we adjusted the corresponding value of our related deferred tax liability by approximately $1.4 million during the year ended December 31, 2021, and recorded such benefit to the income tax (expense) benefit line-item in our consolidated statements of operations.
SSGT II Advisory Agreement
The SSGT II Advisor provided acquisition and advisory services to SSGT II pursuant to an advisory agreement (the “SSGT II Advisory Agreement”) with SSGT II up until the SSGT II Merger on June 1, 2022.
Effective as of April 30, 2020, SSGT II suspended its offering due to various factors, including the uncertainty relating to the ongoing
COVID-19
outbreak and its potential economic impact, the status of fundraising in the non-traded
REIT industry due to such uncertainty and the termination of its dealer manager agreement.
The SSGT II Advisor received a monthly asset management fee equal to 0.1042%, which is one-twelfth
of 1.25%, of SSGT II’s aggregate asset value, as defined.
The SSGT II Advisor was potentially entitled to various subordinated distributions under SSGT II’s operating partnership agreement pursuant to the special limited partnership interest and its cash flow participation distribution rights.
Effective June 1, 2022, in connection with the SSGT II Merger, the SSGT II Advisory Agreement was terminated and pursuant to the SSGT II operating partnership agreement, subordinated distribution of approximately $16.1 million was otherwise due. As a result, we recorded a gain of approximately $16.1 million related to our special limited partnership interest and recorded this within gain on preexisting equity interests upon acquisition of control in our consolidated statements of operations. As a result of our acquisition of SSGT II and terminating the SSGT II Advisory Agreement, we recorded a write-off
of approximately $1.4 million related to the carrying value of the SSGT II Advisory Agreement contract.
As a result of the Self Administration Transaction, we recorded a deferred tax liability, which was the result of the difference between the GAAP carrying value of the SSGT II Advisory Agreement and its carrying value for tax purposes. As we reduced the GAAP carrying value of such intangible asset, as noted above, we adjusted the corresponding value of our related deferred tax liability by approximately $0.3 million on June 1, 2022, and recorded such benefit to the income tax (expense) benefit line-item in our consolidated statements of operations.
SST VI Advisory Agreement
The SST VI Advisor provides acquisition and advisory services to SST VI pursuant to an advisory agreement (the “SST VI Advisory Agreement”). In connection with the SST VI private placement offering, SST VI was required to reimburse the SST VI Advisor for organization and offering costs from the SST VI private offering pursuant to the SST VI private offering advisory agreement.
Pursuant to the SST VI Advisory Agreement, the SST VI Advisor receives acquisition fees equal to 1.00% of the contract purchase price of each property SST VI acquires plus reimbursement of any acquisition expenses that SST VI Advisor incurs. The SST VI Advisor also receives a monthly asset management fee equal to 0.0625%, which is one
-twelfth
of 0.75%, of SST VI’s aggregate asset value, as defined.
A subsidiary of our Operating Partnership may also be potentially entitled to a subordinated distribution through its ownership of a special limited partnership in SST VI’s operating partnership agreement if SST VI (1) lists its shares of common stock on a national exchange, (2) terminates the SST VI Advisory Agreement, (3) liquidates its portfolio, or (4) merges with another entity or enters into an Extraordinary Transaction, as defined in the SST VI operating partnership agreement.
The SST VI Advisory Agreement provides for reimbursement of the SST VI Advisor’s direct and indirect costs of providing administrative and management services to SST VI. Beginning four fiscal quarters after commencement of SST VI’s public offering, which was declared effective March 17, 2022, the SST VI Advisor will be required to pay or reimburse SST VI the amount by which SST VI’s aggregate annual operating expenses, as defined, exceed the greater of 2% of SST VI’s average invested assets or 25% of SST VI’s net income, as defined, unless a majority of SST VI’s independent directors determine that such excess expenses were justified based on unusual and non-recurring
factors.
On March 1, 2022, Pacific Oak Holding Group, LLC, became a 10%
non-voting
member of the SST VI Advisor. Pacific Oak Capital Markets, LLC (a subsidiary of Pacific Oak Holding Group, LLC) is SST VI’s dealer manager, and as such, is responsible for the marketing of SST VI shares being offered pursuant to SST VI’s private offering, and subsequent to March 17, 2022, SST VI’s public offering. On October 25, 2022, we, through one of our subsidiaries also agreed to pay SST VI’s dealer manager an amount equal to 1.5% of the gross offering proceeds from the sale of Class W shares sold in their public offering. As such, through December 31, 2022, we had paid SST VI’s dealer manager approximately $6,000 associated with the Class W Shares sold in their public offering.
Additionally, in connection with the commencement of SST VI’s public offering, the SST VI Advisor or its affiliates agreed that it will fund on behalf of SST VI, an amount equal to 1% of the gross offering proceeds from the sale of Class W shares sold in their initial public offering, which amount shall be used by SST VI towards the payment of its offering expenses. Through December 31, 2022, the SST VI Advisor or its affiliates had incurred such reimbursable costs in the amount of approximately $23,000.
SSGT III Advisory Agreement
The SSGT III Advisor provides acquisition and advisory services to SSGT III pursuant to an advisory agreement (the “SSGT III Advisory Agreement”). In connection with the SSGT III private placement offering, which became effective on May 18, 2022, SSGT III is required to reimburse the SSGT III Advisor for organization and offering costs from the SSGT III private offering pursuant to the SSGT III Advisory Agreement.
Pursuant to the SSGT III Advisory Agreement, the SSGT III Advisor will receive acquisition fees equal to 1.00% of the contract purchase price of each property SSGT III acquires plus reimbursement of acquisition expenses that SSGT III Advisor incurs, provided, however, that no reimbursement shall be made for costs of personnel to the extent that such personnel perform services in transactions for which the Advisor receives the Acquisition Fee. The SSGT III Advisor also receives a monthly asset management fee equal to 0.0625%, which is one-twelfth
of 0.75%, of SSGT III’s aggregate asset value, as defined. The SSGT III Advisor is also entitled to receive a disposition fee equal to 1.5% of the contract sale price for any properties sold inclusive of any real estate commissions paid to third party real estate brokers.
Through a separate agreement, Pacific Oak Holding Group, LLC, the parent company of Pacific Oak Capital Markets, LLC, the dealer manager for the SSGT III private offering, is entitled to receive 10% of the acquisition fees, asset management fees and disposition fees SSGT III Advisor earns pursuant to the SSGT III Advisory Agreement.
A subsidiary of our Operating Partnership may also be potentially entitled to various subordinated distributions through its ownership of a special limited partnership in SSGT III’s operating partnership agreement if SSGT III (1) lists its shares of common stock on a national exchange, (2) terminates the SSGT III Advisory Agreement, (3) liquidates its portfolio, or (4) merges with another entity or enters into an Extraordinary Transaction, as defined in the SSGT III operating partnership agreement.
The SSGT III Advisory Agreement provides for reimbursement of the SSGT III Advisor’s direct and indirect costs of providing administrative and management services to SSGT III.
Managed REIT Property Management Agreements
Our indirect subsidiaries, Strategic Storage Property Management IV, LLC, SS Growth Property Management II, LLC, Strategic Storage Property Management VI, LLC, and SS Growth Property Management III, LLC, (collectively the “Managed REITs Property Managers”), are entitled to receive fees for their services in managing the properties owned by the Managed REITs pursuant to property management agreements entered into between the owner of the property and the applicable Managed REIT’s Property Manager.
The Managed REITs’ Property Managers will receive a property management fee equal to 6% of the gross revenues from the properties, generally subject to a monthly minimum of $3,000 per property, plus reimbursement of the costs of managing the properties, and a one-time
fee of $3,750 for each property acquired that would be managed by the Managed REITs’ Property Managers. Reimbursable costs and expenses include wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties. Pursuant to the property management agreements, we through our Operating Partnership employ the on-site
staff for the Managed REITs’ properties.
The SST IV, SST VI, and SSGT III property managers are or were entitled to a construction management fee equal to 5% of the cost of a related construction or capital improvement work project in excess of $10,000.
Effective March 17, 2021, in connection with the SST IV Merger, the SST IV property management contracts were terminated. As a result of us acquiring SST IV and terminating such contracts, we recorded a write-off
of approximately $1.9 million related to the carrying value of the SST IV property management contracts.

Effective June 1, 2022, in connection with the SSGT II Merger, the SSGT II property management contracts were terminated. As a result of us acquiring SSGT II and terminating such contracts, we recorded a write-off
of approximately $0.6 million related to the carrying value of the SSGT II property management contracts.
In connection with the Self Administration Transaction, we previously recorded a deferred tax liability, which was the result of the difference between the GAAP carrying value of the SST IV and SSGT II property management contracts and their carrying values for tax purposes. As we reduced the GAAP carrying value of such intangible assets, we adjusted the value of our deferred tax liability on a pro-rata
basis, reducing the deferred tax liability by approximately $0.5 million during the three months ended March 31, 2021 related to the SST IV Merger and $0.2 million during the three months ended June 30, 2022 related to the SSGT II Merger and the related aforementioned write-offs, and recorded such benefits within the income tax (expense) benefit line-item in our consolidated statements of operations.
Summary of Fees and Revenue Related to the Managed REITs
Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the years ended December 31, 2022, 2021, and 2020:

Managed REIT Platform Revenues	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Asset Management:
SST IV (1)	$—	$716,278	$3,211,661
SSGT II (2)	798,395	1,843,769	1,210,529
SST VI	1,348,314	178,282	—
SSGT III	145,622	—	—

	2,292,331	2,738,329	4,422,190
Property Management:
SST IV (1)	—	346,179	1,429,632
SSGT II (2)	407,706	709,533	371,751
SST VI	551,493	99,602	—
SSGT III	62,426	—	—

	1,021,625	1,155,314	1,801,383
Tenant Protection Program:
SST IV (1)	—	285,959	893,315
SSGT II (2)	250,156	636,671	257,602
SST VI	396,758	158,662	—
SSGT III	8,119	—	—

	655,033	1,081,292	1,150,917
Acquisition Fees:
SST VI	1,846,168	649,623	—
SSGT III	846,000	—	—

	2,692,168	649,623	—
Other revenue (3)	1,158,059	698,412	674,140

Total Managed REIT Platform Revenue	$7,819,216	$6,322,970	$8,048,630

(1)
On March 17, 2021, we acquired SST IV and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SST IV is now included in ancillary operating revenue in our consolidated statements of operations.

(2)
On June 1, 2022, we acquired SSGT II and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SSGT II is now included in ancillary operating revenue in our consolidated statements of operations.

(3)	Such revenue primarily includes other property management related fees, construction management fees, development fees, and other miscellaneous revenues.
We offer tenant insurance or tenant protection programs to customers at our Managed REITs’ properties pursuant to which we, as the property manager and majority shareholder of the Tenant Protection Program joint ventures, are entitled to substantially all of the net revenue attributable to the sale of such tenant programs.
In order to protect our interest in receiving these revenues in light of the fact that the Managed REITs control the properties, we and the Managed REITs transferred our respective rights in such arrangements to a joint venture entity owned 99.9% by us through a TRS subsidiary and 0.1% by the Managed REIT. Under the terms of the operating agreements of the joint venture entities, we receive 99.9% of the net revenues generated from such Tenant Protection Programs and the Managed REIT receives the other 0.1% of such net revenues. Subsequent to the SST IV Merger and the SSGT II Merger, the SST IV and SSGT II Tenant Protection Programs joint ventures are wholly owned by us and such revenue is generated at our now wholly-owned self storage properties and is recorded within ancillary operating revenue in our consolidated statements of operations.
Reimbursable costs from Managed REITs includes reimbursement of SST IV (until the SST IV Merger Date), SSGT II, (until the SSGT II Merger Date), SST VI and SSGT III’s Advisors’ direct and indirect costs of providing administrative and management services to the Managed REITs. Additionally, reimbursable costs includes reimbursement pursuant to the property management agreements for reimbursement of the costs of managing the Managed REITs’ properties, including wages and salaries and other expenses of employees engaged in operating, managing and maintaining such properties.
As of December 31, 2022 and 2021, we had receivables due from the Managed REITs totaling approximately $2.0 million, and $1.4 million, respectively. Such amounts are included in investments in and advances to the Managed REITs line-item in our consolidated balance sheets. Such amounts included unpaid amounts relative to the above table, in addition to other direct routine reimbursable expenditures of the Managed REITs that we directly funded.
Investments in and advances to SST VI OP
Equity Investments
On March 10, 2021, SmartStop OP made an investment of $5.0 million in SST VI OP, in exchange for common units of limited partnership interest in SST VI OP. Additionally, a subsidiary of SmartStop OP owns a special limited partnership interest (the “SLP”) in SST VI OP.
For the year ended December 31, 2022, we recorded a loss related to our equity interest in SST VI OP of approximately $1.8 million, and received distributions in the amount of approximately $315,000.
As discussed in Note 2 – Summary of Significant Accounting Policies, due to our equity interest in SST VI OP, we consolidated this investment from March 10, 2021 (the date of our initial investment in SST VI OP) until May 1, 2021.

Debt Investments
On March 11, 2021, SST VI OP, through a wholly-owned subsidiary, used the funds from our $5.0 million investment described above, in part, to acquire its first self storage facility in Phoenix, Arizona for approximately $16 million. In connection with SST VI OP’s acquisition of the Phoenix property, we provided a $3.5 million mezzanine loan to a wholly-owned subsidiary of SST VI OP with an initial interest rate of 8.5% and term of six months; as well as a 180 day extension option which was exercised and increased the interest rate to 9.25% for the remainder of the term.
On April 16, 2021, in connection with SST VI OP’s investment in a real estate joint venture property located in North York, Ontario Canada, we provided a $2.1 million term loan with similar terms as the mezzanine loan discussed above.
On November 12, 2021, a wholly-owned subsidiary of SST VI OP repaid the outstanding balance on the $3.5 million mezzanine loan and the $2.1 million term loan along with all accrued interest. The loans were terminated in accordance with the mezzanine loan agreement and the term loan agreement without fees or penalties.
On December 30, 2021, in connection with SST VI’s acquisition of two self storage facilities, SmartStop OP entered into a mezzanine loan agreement with a wholly-owned subsidiary of SST VI OP for up to $45 million (the “SST VI Mezzanine Loan”). The SST VI Mezzanine Loan required a commitment fee equal to 1.0% of the amount drawn at closing of the SST VI Mezzanine Loan, and each subsequent draw.
The SST VI Mezzanine Loan was amended on December 20, 2022, such amendment increased the principal borrowing amount from a maximum of $45 million to $55 million. Pursuant to this amendment, the interest rate on the SST VI Mezzanine Loan converted to a variable rate equal to SOFR plus 3.0%. Additionally, in such amendment, SST VI exercised the existing extension option, whereby payments on the SST VI Mezzanine Loan are interest only until December 30, 2023. The SST VI Mezzanine Loan may be prepaid in whole or in part at any time without fees or penalty and, in certain circumstances, equity interests securing the SST VI Mezzanine Loan may be released from the pledge of collateral. The SST VI Mezzanine Loan is secured by a pledge of the equity interest in the indirect, wholly-owned subsidiaries of SST VI that collectively owned 15 operating self storage facilities as of December 31, 2022. SST VI OP also serves as a non-recourse
guarantor.
As of December 31, 2022 and 2021, a wholly-owned subsidiary of SST VI OP had $35.0 million and $6.8 million outstanding, respectively, pursuant to the SST VI Mezzanine Loan.
The following table summarizes the carrying value of our investments in and advances to SST VI as of December 31, 2022 and 2021:

	As of December 31,
Receivables:	2022	2021
Receivables and advances due	$1,828,990	$801,233
Debt:
SST VI Mezzanine Loan (1)	35,000,000	6,800,000
Equity:
SST VI OP Units and SLP	3,221,410	4,200,905

Total investments in and advances	$40,050,400	$11,802,138

(1)
As of December 31, 2022 and 2021, $20.0 million and $38.2 million, respectively was available to be drawn on the SST VI Mezzanine Loan. Subsequent to December 31, 2022, on January 30, 2023, SST VI borrowed an additional $15.0 million on the SST VI Mezzanine Loan. Additionally, on January 30, 2023, we invested $15.0 million in preferred limited partnership interests in SST VI OP. Please see Note 14 – Subsequent Events, of the Notes to the Consolidated Financial Statements for more information.

Investments in and advances to SSGT III OP
Equity Investments
On August 29, 2022, SmartStop OP made an investment of $5.0 million in SS Growth Operating Partnership III, L.P., the operating partnership of SSGT III (“SSGT III OP”), in exchange for common units of limited partnership interest in SSGT III OP. Additionally, a subsidiary of SmartStop OP owns a special limited partnership interest (the “SLP”) in SSGT III OP.
For the year ended December 31, 2022, we recorded a loss related to our equity interest in SSGT III OP of approximately $0.3 million, and received distributions in the amount of approximately $55,000.
Debt Investments
On August 9, 2022, in connection with SSGT III’s acquisition of two self storage facilities, SmartStop OP, L.P. entered into a mezzanine loan agreement with a wholly-owned subsidiary of SSGT III, for up to $50.0 million (the “SSGT III Mezzanine Loan”), of which $42.0 million was funded as an initial draw at the time of closing. The SSGT III Mezzanine Loan requires a commitment fee equal to 1.0% of the amount drawn at closing of the SSGT III Mezzanine Loan, and subsequent draws.
The SSGT III Mezzanine Loan was amended on December 20, 2022, such amendment increased the principal borrowing amount from up to $50 million to $77 million. Pursuant to this amendment, the interest rate on the SSGT III Mezzanine Loan became a variable rate equal to SOFR plus 3.0%. Payments on the SSGT III Mezzanine Loan are interest only until August 9, 2023, which is the initial maturity date of the SSGT III Mezzanine Loan . SSGT III may, in certain circumstances, extend the ultimate maturity date of the SSGT III Mezzanine Loan until August 9, 2024 upon written notice to us, in which event the interest rate of the SSGT III Mezzanine Loan will increase to SOFR plus 4.0% per annum, pursuant to the December 20, 2022 amendment. The SSGT III Mezzanine Loan may be prepaid in whole or in part at any time without fees or penalty and, in certain circumstances, equity interests securing the SSGT III Mezzanine Loan may be released from the pledge of collateral. The SSGT III Mezzanine Loan is secured by a pledge of the equity interest in the indirect, wholly-owned subsidiaries of SSGT III, that owned three operating self storage facilities as of December 31, 2022. SSGT III OP, also serves as a non-recourse
guarantor.
As of December 31, 2022, a wholly-owned subsidiary of SSGT III OP had $17.5 million outstanding pursuant to the SSGT III Mezzanine Loan.

The following table summarizes the carrying value our investments in and advances to SSGT III OP as of December 31, 2022 and 2021:

	As of December 31,
Receivables:	2022	2021
Receivables and advances due	$156,082	$—
Debt:
SSGT III Mezzanine Loan (1)	17,500,000	—
Equity:
SSGT III OP Units and SLP	4,664,687	—

Total investments in and advances	$22,320,769	$—

(1)
As of December 31, 2022, $17.5 million was available to be drawn on the SSGT III Mezzanine Loan. On January 26, 2023, SSGT III fully repaid the $17.5 million outstanding principal, plus accrued interest.

Administrative Services Agreement
On June 28, 2019, we along with our Operating Partnership, SmartStop TRS and SmartStop Storage Advisors, LLC (collectively, the “Company Parties”) entered into an Administrative Services Agreement with SAM (the “Administrative Services Agreement”), which, as amended, requires that the Company Parties will be reimbursed for providing certain operational and administrative services to SAM which may include, without limitation, accounting and financial support, IT support, HR support, advisory services and operations support, and administrative support as set forth in the Administrative Services Agreement and SAM will be reimbursed for providing certain operational and administrative services to the Company Parties which may include, without limitation, due diligence support, marketing, fulfillment and offering support, events support, insurance support, and administrative and facilities support. SAM and the Company Parties will reimburse one another based on the actual costs of providing their respective services. Additionally, SAM paid the Company Parties an allocation of rent and overhead for the portion of the Ladera Office that it occupied. Such agreement had an initial term of three years, with automatic one-year
renewals, and is subject to certain adjustments as defined in the agreement.
For the years ended December 31, 2022 and 2021, we incurred reimbursements payable to SAM under the Administrative Services Agreement of approximately $0.3 million and approximately $0.2 million, respectively, which were recorded in the Managed REIT Platform expenses line item in our consolidated statements of operations.
We recorded reimbursements from SAM of approximately $0.7 million and $0.6 million during the years ended December 31, 2022 and 2021, respectively, related to services provided to SAM as well as reimbursements of rent and overhead for the portion of the Ladera Office occupied by SAM, which were included in Managed REIT Platform revenue in our consolidated statements of operations.
As of December 31, 2022 and 2021, a receivable of approximately $15,000 and $60,000 was due from SAM related to the Administrative Services Agreement, respectively.